Bank loans - Outstanding balance of bank loans (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Short-term bank loans
Short-term bank loans	¥ 15,240,000	$ 2,178,357	¥ 4,000,000
Effective interest rates	3.17%	3.17%	3.35%	3.35%	4.79%
Bank of China
Short-term bank loans
Short-term bank loans	¥ 5,000,000	$ 714,684
Effective interest rates	3.35%	3.35%
Industrial And Commercial Bank Of China
Short-term bank loans
Short-term bank loans	¥ 3,740,000	$ 534,584
Effective interest rates	3.10%	3.10%
Agriculture Bank Of China
Short-term bank loans
Short-term bank loans	¥ 3,500,000	$ 500,279
Effective interest rates	3.25%	3.25%
Bank Of China
Short-term bank loans
Short-term bank loans	¥ 2,000,000	$ 285,873
Effective interest rates	3.10%	3.10%
Chengdu Rural Commercial Bank
Short-term bank loans
Short-term bank loans	¥ 1,000,000	$ 142,937
Effective interest rates	3.20%	3.20%
China Construction Bank
Short-term bank loans
Short-term bank loans	¥ 1,000,000	$ 142,937
Effective interest rates	3.05%	3.05%
Bank Of China
Short-term bank loans
Short-term bank loans			¥ 4,000,000	$ 571,747
Effective interest rates			3.35%	3.35%